Related party transactions	6 Months Ended
Sep. 30, 2022
Related party transactions
Related party transactions

11   Related party transactions

Transactions with joint ventures and associates

Related party transactions with the Group’s joint ventures and associates primarily consists of fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling ventures. No related party transactions have been entered into during the period which might reasonably affect any decisions made by the users of these unaudited condensed consolidated financial statements except as disclosed below.

	Six months ended 30 September
	2022	2021
	€m	€m
Sales of goods and services to associates	11	10
Purchase of goods and services from associates	65	4
Sales of goods and services to joint arrangements	110	103
Purchase of goods and services from joint arrangements	69	132
Interest expense payable to associates[1]	25	—
Interest income receivable from joint arrangements[1]	22	26
Interest expense payable to joint arrangements[1]	—	26

	30 September	31 March
	2022	2022
	€m	€m
Trade balances owed:
by associates	16	8
to associates	8	6
by joint arrangements	122	139
to joint arrangements	59	34
Other balances owed by associates	—	80
Other balances owed to associates[2]	1,449	—
Other balances owed by joint arrangements[1]	986	1,080
Other balances owed to joint arrangements[2]	189	1,561

Notes:

1.	Amounts arise primarily through VodafoneZiggo Group Holding B.V., TPG Telecom Limited and INWIT S.p.A. Interest is charged in line with market rates.
2.	Amounts are primarily in relation to leases of tower space from INWIT S.p.A. which was classified as a joint venture in the comparative period but is now classified as an associate. See note 7 ‘Investment in associates and joint ventures’ for more information.

In the six months ended 30 September 2022, the Group made contributions to defined benefit pension schemes of €11 million (Six months ended 30 September 2021: €12 million).

In the six months ended 30 September 2022, dividends of €1.2 million were paid to Board and Executive Committee members (Six months ended 30 September 2021: €1.1 million).

Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.